Earnings per share ("EPS")	6 Months Ended
Jun. 30, 2020
Earnings per share ("EPS")
Earnings per share ("EPS")

Note 16 – Earnings per share (“EPS”)

	For the three months ended June 30,
	2020			2019
		Shares	Per Share		Shares	Per Share
	Net income	(in millions)	Amount	Net income	(in millions)	Amount
Basic earnings per share	$94.4	190.2	$0.50	$64.0	187.2	$0.34
Effect of dilutive securities	—	0.4	—	—	0.3	—
Diluted earnings per share	$94.4	190.6	$0.50	$64.0	187.5	$0.34

	For the six months ended June 30,
	2020			2019
		Shares	Per Share		Shares	Per Share
	Net loss	(in millions)	Amount	Net income	(in millions)	Amount
Basic (loss) earnings per share	$(4.4)	189.6	$(0.02)	$129.2	187.1	$0.69
Effect of dilutive securities	—	—	—	—	0.3	—
Diluted (loss) earnings per share	$(4.4)	189.6	$(0.02)	$129.2	187.4	$0.69

For the three months ended June 30, 2020, there were no stock options (Q1/2019 and H1/2019 – 251,613 stock options) excluded in the computation of diluted EPS due to being anti-dilutive. RSUs totaling 65,360 (Q1/2019 and H1/2019 - 69,442 RSUs) were excluded from the computation of diluted EPS for the three months ended June 30, 2020 due to the performance criteria for the vesting of the RSUs not being measurable as at June 30, 2020.